Income taxes (Tables)	12 Months Ended
Dec. 31, 2019
Income taxes
Schedule of current and deferred tax expense

            Income tax are as follows:

	Year ended December 31,
	2019		2018		2017
Current ISR	Ps.	1,329,867	Ps.	1,113,712	Ps.	810,641
Deferred ISR		42,355		7,691		2,432
Income tax expense	Ps.	1,372,222	Ps.	1,121,403	Ps.	813,073

Schedule comprising the balance of the deferred ISR asset and (liability)
			December 31,
	2019		2018		2017
Liabilities:
Provisions, allowances and labor obligations	Ps.	157,560	Ps.	163,406	Ps.	116,740
Investment in airport concessions, property, leasehold improvements and equipment, net		(407,173)		(401,735)		(362,866)
Tax loss carryforwards (1)		14,937		25,563		9,955
Recoverable tax on assets		28,619		28,619		39,090
Others		3,340		—		—
Total liabilities	Ps.	(202,717)	Ps.	(184,147)	Ps.	(197,081)
Assets:
Provisions, allowances and labor obligations	Ps.	205,834	Ps.	188,294	Ps.	217,987
Investments in airport concessions, property, leasehold improvements and equipment, net		(184,649)		(179,805)		(281,119)
Tax loss carryforwards(1)		285,045		308,450		411,166
Others		(9,226)		—		—
Total assets	Ps.	297,004	Ps.	316,939	Ps.	348,034
Net deferred ISR asset	Ps.	94,287	Ps.	132,792	Ps.	150,953
(1)

As of December 31, 2019, 2018 and 2017, the Company recognized a deferred tax asset of Ps.299,982, Ps.334,013 and Ps.421,121, respectively, corresponding to the tax losses generated by its subsidiaries. All subsidiaries of the Company expect to benefit from losses in future years based on projections of taxable income and various strategies with favorable tax consequences.

Schedule of changes in deferred tax

            The changes in deferred tax during the year are as follows:

			December 31,
	2019		2018		2017
Beginning balance of deferred tax liability, net	Ps.	132,792	Ps.	150,953	Ps.	161,312
Deferred ISR in profit or loss		(42,355)		(7,691)		(2,432)
Recoverable tax on assets		—		(10,466)		(9,186)
Income tax effects recognized in other comprehensive income		3,850		(4)		1,259
Ending balance of deferred tax asset, net	Ps.	94,287	Ps.	132,792	Ps.	150,953

Reconciliation of statutory income tax rate and the effective income tax rate as a percentage of net income before income tax

            The reconciliation of the statutory income tax rate and the effective income tax rate as a percentage of net income before income tax is as follows:

		Year ended December 31,
	2019			2018			2017
	Amount		Rate %	Amount		Rate %	Amount		Rate %
Income before income taxes	Ps.	4,599,656		Ps.	3,985,582		Ps.	2,950,515
Current ISR		1,329,867			1,113,712			810,641
Deferred ISR		42,355			7,691			2,432
Income tax expense and effective rate	Ps.	1,372,222	29.83%	Ps.	1,121,403	28.14%	Ps.	813,073	27.56%
Add (deduct) effects of permanent differences, primarily, non-deductible expenses and inflationary effects for financial and tax purposes		7,675	0.17%		74,272	1.86%		72,082	2.44%
Statutory rate	Ps.	1,379,897	30.00%	Ps.	1,195,675	30.00%	Ps.	885,155	30.00%

Schedule of tax losses carried forward

            Each airport concession has received approval from the Ministry of Finance and Public Credit (Secretaría de Hacienda y Crédito Público) to carry forward their tax losses up to the earlier of the date of which such tax loss carryforwards are utilized by the airport or the date of expiration or liquidation of the concession. The base years and amounts as of December 31, 2019 are as follows:

	Tax loss
Year of Origin	carryforwards
2001	Ps.	5,816
2002		155,613
2003		217,720
2004		252,185
2005		47,821
2006		22,987
2007		86,336
2008		43,673
2009		5,476
2011		31,223
2012		70,431
2013		15,076
2018		5,206
2019		19,259
	Ps.	978,822

Schedule of the balances of shareholders’ equity tax accounts
	December 31,
	2019		2018		2017
Contributed capital account	Ps.	4,584,512	Ps.	4,458,342	Ps.	4,258,423
Net consolidated tax profit account		2,878,878		1,684,563		1,331,691
Total	Ps.	7,463,390	Ps.	6,142,905	Ps.	5,590,114